STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Banks - .8%
JPMorgan Chase & Co.	5,116		517,893
Capital Goods - 10.7%
Boeing	4,366		1,665,280
Honeywell International	7,354		1,168,698
Illinois Tool Works	7,052		1,012,174
Ingersoll-Rand	14,061		1,517,885
Lockheed Martin	3,011		903,782
Roper Technologies	3,082		1,053,951
			7,321,770
Consumer Durables & Apparel - 1.9%
NIKE, Cl. B	15,176		1,277,971
Consumer Services - 2.0%
MGM Resorts International	30,370		779,294
Yum! Brands	6,196		618,423
			1,397,717
Diversified Financials - 2.7%
Charles Schwab	12,827		548,482
CME Group	3,909		643,343
MSCI	3,394		674,863
			1,866,688
Energy - .4%
Diamondback Energy	2,920		296,468
Food & Staples Retailing - 1.0%
Costco Wholesale	2,673		647,240
Food, Beverage & Tobacco - 4.4%
Coca-Cola	12,670		593,716
Constellation Brands, Cl. A	3,372		591,213
Mondelez International, Cl. A	14,608		729,231
Monster Beverage	8,259	[a]	450,776
Philip Morris International	7,138		630,928
			2,995,864
Health Care Equipment & Services - 5.4%
Align Technology	1,628	[a]	462,889
Boston Scientific	17,020	[a]	653,228
CVS Health	9,447		509,477
Medtronic	4,675		425,799
UnitedHealth Group	6,654		1,645,268
			3,696,661

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Household & Personal Products - .3%
Procter & Gamble	2,069		215,279
Materials - 2.2%
Celanese	8,927		880,291
FMC	8,252	[b]	633,919
			1,514,210
Media & Entertainment - 13.1%
Alphabet, Cl. A	3,330	[a]	3,919,044
Charter Communications, Cl. A	1,167	[a]	404,844
Facebook, Cl. A	14,827	[a]	2,471,513
IAC	1,646	[a]	345,841
Netflix	3,302	[a]	1,177,361
Walt Disney	5,754	[a]	638,867
			8,957,470
Pharmaceuticals Biotechnology & Life Sciences - 7.2%
Allergan	2,058		301,312
Amgen	2,030		385,659
BioMarin Pharmaceutical	3,800	[a]	337,554
Bristol-Myers Squibb	6,194		295,516
Eli Lilly & Co.	2,940		381,494
Exact Sciences	5,205	[a,b]	450,857
Gilead Sciences	7,854		510,588
Illumina	1,403	[a]	435,898
Johnson & Johnson	2,700		377,433
Merck & Co.	5,739		477,313
Thermo Fisher Scientific	1,331		364,321
Vertex Pharmaceuticals	3,417	[a]	628,557
			4,946,502
Real Estate - 2.4%
American Tower	5,561	[c]	1,095,851
Equinix	1,216	[c]	551,043
			1,646,894
Retailing - 10.6%
Advance Auto Parts	4,715		804,049
Amazon.com	2,367	[a]	4,215,035
Dollar Tree	7,942	[a]	834,228
Lowe's	4,952		542,095
The TJX Companies	16,718		889,565
			7,284,972
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices	27,737	[a,b]	707,848
Applied Materials	11,989		475,484
Micron Technology	18,152	[a]	750,222
Taiwan Semiconductor Manufacturing, ADR	14,691	[a]	601,743

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Semiconductors & Semiconductor Equipment - 4.9% (continued)
Texas Instruments	3,808		403,915
Xilinx	3,267		414,223
			3,353,435
Software & Services - 22.3%
Accenture, Cl. A	6,158		1,083,931
Adobe	1,488	[a]	396,537
Atlassian, Cl. A	6,722	[a]	755,486
Automatic Data Processing	2,576		411,490
Intuit	4,150		1,084,851
Mastercard, Cl. A	4,598		1,082,599
Microsoft	30,001		3,538,318
Palo Alto Networks	3,350	[a]	813,648
Proofpoint	3,356	[a]	407,519
Salesforce.com	8,362	[a]	1,324,290
ServiceNow	3,644	[a]	898,210
Splunk	5,736	[a,b]	714,706
Square, Cl. A	4,534	[a,b]	339,687
Tableau Software, Cl. A	3,282	[a]	417,733
Visa, Cl. A	12,957	[b]	2,023,754
			15,292,759
Technology Hardware & Equipment - 6.4%
Amphenol, Cl. A	7,296		689,034
Apple	16,053		3,049,267
CDW	3,393		326,983
Western Digital	5,947	[b]	285,813
			4,351,097
Transportation - 1.1%
Norfolk Southern	3,946		737,468
Total Common Stocks (cost $46,187,691)			68,318,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - ..2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $167,588)	2.46	167,588	[d]	167,588
Total Investments (cost $46,355,279)		100.0%		68,485,946
Cash and Receivables (Net)		.0%		5,806
Net Assets		100.0%		68,491,752

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $4,960,653 and the value of the collateral held by the fund was $4,982,998, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	68,318,358	-	-	68,318,358
Investment Companies	167,588	-	-	167,588

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $22,130,667, consisting of $22,540,392 gross unrealized appreciation and $409,725 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.